Income Taxes	4 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

7.	INCOME TAXES

As of December, 31, 2025, the Company’s net loss was from domestic operations.

As of December 31, 2025, there was $0 tax provision recorded due to the Company generating tax losses and maintaining a full valuation allowance against deferred tax assets.

The reconciliation of the Company’s statutory rate and effective tax rate is as follows:

	For the period from September 5, 2025 (inception) through December 31, 2025
	Amount	Percent

Pretax Loss	$(51,450)
US Federal statutory tax rate	$(10,805)	21%
State and local income taxes, net of Federal benefit	-	-
Change in Federal valuation allowance	10,805	(21)%
Total	$-	-

The components of the Company’s deferred tax assets and liabilities are as follows:

For the period from September 5, 2025 (inception) through December 31, 2025
Deferred tax assets:
Capitalized start-up costs	$14,243
Net operating loss carryforwards	112
Total deferred tax assets before valuation allowance	$14,355
Valuation allowance	(14,355)
Total deferred tax assets after valuation allowance	$-

As of December 31, 2025, the Company had $400 of U.S. federal net operating loss carryforwards that have an unlimited carryforward period. As of December 31, 2025, the Company had $400 of state net operating loss carryforwards that have an unlimited carryforward period.

The future realization of the tax benefits from existing temporary differences and tax attributes ultimately depends on the existence of sufficient taxable income. The Company assesses the realizability of its deferred tax assets at each balance sheet date. In assessing the realization of its deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considers the projected future taxable income, expected reversal of existing deferred tax liabilities, and tax planning strategies in making this assessment. After consideration of all available evidence, both positive and negative, the Company determined that it is not more likely than not that its net deferred tax assets will be realized in the foreseeable future. As a result, the Company increased its valuation allowance by $14,355 as of December 31, 2025.

The future realization of the Company’s net operating loss carryforwards and other tax attributes may also be limited by the change in ownership rules under the U.S. Internal Revenue Code Section 382. Under Section 382, if a corporation undergoes an ownership change (as defined), the corporation’s ability to utilize its net operating loss carryforwards and other tax attributes to offset income may be limited. The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes.

The Company records uncertain tax positions as liabilities in accordance with ASC 740-10 and adjusts these liabilities when judgment changes as a result of the evaluation of new information not previously available. Since there is complexity in some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. The calculation and assessment of the Company’s income tax exposures generally involves the uncertainties in the application of complex tax laws and regulations for federal, state, and foreign jurisdictions. A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon local tax examination including resolutions of any related appeals or litigation on the basis of the technical merits.

The Company files income tax returns in the US where it is subject to tax examination by federal and state tax authorities. The Company is not currently under examination for income taxes, and is not aware of any issues under review that could result in significant payments, accruals or material deviation from its tax positions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by local tax authorities to the extent utilized in a future period. The statute of limitations for the Company is open for the year ended December 31, 2025.

As of December 31, 2025, the Company has not recorded any unrecognized tax benefits.